Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.4%
Cayman Islands - 0.1%
LFT CRE Ltd.
Series 2021-FL1, Class C,
1-Month Term SOFR + 2.06%, 7.39% (A), 06/15/2039 (B)	$ 1,420,000	$ 1,378,670

United States - 0.3%
American Homes 4 Rent Trust
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	207,732	203,216
CoreVest American Finance Ltd.
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	446,460	436,226
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (B)	757	722
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	933,611	870,820
Series 2021-FNT2, Class A,
3.23%, 05/25/2026 (B)	536,759	504,711
P4 SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026	1,000,000	952,500
SART
Series 2018-1,
4.75%, 06/15/2025	69,477	69,241

		3,037,436

Total Asset-Backed Securities (Cost $4,618,136)		4,416,106

CORPORATE DEBT SECURITIES - 21.8%
Australia - 0.2%
BHP Billiton Finance USA Ltd.
5.25%, 09/08/2030 - 09/08/2033	634,000	643,844
Commonwealth Bank of Australia
3.78%, 03/14/2032 (B)	375,000	331,616
National Australia Bank Ltd.
2.33%, 08/21/2030 (B)	415,000	342,040
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/2030 (B)	305,000	275,714
Santos Finance Ltd.
3.65%, 04/29/2031 (B)	352,000	306,919
6.88%, 09/19/2033 (B)	359,000	379,710

		2,279,843

Brazil - 0.0% (C)
Vale Overseas Ltd.
6.13%, 06/12/2033	222,000	224,260

Canada - 0.4%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	745,581	701,327
Alimentation Couche-Tard, Inc.
5.62%, 02/12/2054 (B)	185,000	187,019
Barrick Gold Corp.
6.45%, 10/15/2035	69,000	75,141
Canadian Pacific Railway Co.
2.05%, 03/05/2030	443,000	376,508
4.70%, 05/01/2048	285,000	253,349

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Enbridge, Inc.
Fixed until 10/15/2028, 8.25% (A), 01/15/2084	$ 457,000	$ 475,764
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028 (B)	330,000	335,143
Fortis, Inc.
3.06%, 10/04/2026	726,000	687,356
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	228,000	218,479
Rogers Communications, Inc.
3.80%, 03/15/2032	362,000	325,552
Royal Bank of Canada
6.00%, 11/01/2027	452,000	467,360

		4,102,998

Cayman Islands - 0.3%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	264,000	246,015
2.75%, 02/21/2028 (B)	860,000	769,832
2.88%, 02/15/2025 (B)	391,000	380,489
3.25%, 02/15/2027 (B)	106,000	98,464
4.25%, 04/15/2026 (B)	391,000	377,452
4.38%, 05/01/2026 (B)	373,000	360,329
5.50%, 01/15/2026 (B)	168,000	166,243
5.75%, 03/01/2029 (B)	370,000	368,179
6.38%, 05/04/2028 (B)	380,000	388,027

		3,155,030

Chile - 0.1%
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036 (B)	627,000	645,867

Denmark - 0.0% (C)
Danske Bank AS
Fixed until 04/01/2027, 4.30% (A), 04/01/2028 (B)	225,000	217,171
Fixed until 03/01/2029, 5.71% (A), 03/01/2030 (B)	200,000	201,443

		418,614

Finland - 0.0% (C)
Nordea Bank Abp
Fixed until 09/13/2028, 4.63% (A), 09/13/2033 (B)	270,000	256,230

France - 0.8%
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028 (B)	905,000	928,098
BNP Paribas SA
Fixed until 06/12/2028, 5.34% (A), 06/12/2029 (B)	820,000	824,375
Fixed until 05/20/2029, 5.50% (A), 05/20/2030 (B)	390,000	391,032
Fixed until 08/16/2029 (D), 7.75% (A) (B)	300,000	307,190
BPCE SA
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	935,000	878,014
Fixed until 10/19/2031, 3.12% (A), 10/19/2032 (B)	250,000	204,747

Transamerica Series Trust	Page 1

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
BPCE SA (continued)
Fixed until 01/18/2026, 5.98% (A), 01/18/2027 (B)	$ 250,000	$ 250,699
Fixed until 10/19/2028, 6.71% (A), 10/19/2029 (B)	910,000	952,509
Fixed until 10/19/2033, 7.00% (A), 10/19/2034 (B)	285,000	310,558
Credit Agricole SA
Fixed until 01/10/2034, 6.25% (A), 01/10/2035 (B)	435,000	442,493
Fixed until 10/03/2028, 6.32% (A), 10/03/2029 (B)	315,000	326,937
Electricite de France SA
5.70%, 05/23/2028 (B) (E)	275,000	278,938
6.90%, 05/23/2053 (B)	250,000	272,651
Societe Generale SA
Fixed until 06/09/2026, 1.79% (A), 06/09/2027 (B)	700,000	641,550
Fixed until 01/19/2027, 2.80% (A), 01/19/2028 (B)	409,000	377,688
Fixed until 01/19/2034, 6.07% (A), 01/19/2035 (B)	215,000	216,478
TotalEnergies Capital International SA
2.99%, 06/29/2041	484,000	365,648

		7,969,605

Germany - 0.2%
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	450,000	424,430
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	460,000	420,362
Fixed until 02/08/2027, 5.71% (A), 02/08/2028	310,000	309,766
Fixed until 11/20/2028, 6.82% (A), 11/20/2029	555,000	580,596
Fixed until 07/13/2026, 7.15% (A), 07/13/2027	460,000	472,812

		2,207,966

Ireland - 0.4%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
2.45%, 10/29/2026	584,000	542,171
3.00%, 10/29/2028	990,000	896,260
3.30%, 01/30/2032	364,000	312,312
6.10%, 01/15/2027	255,000	259,335
AIB Group PLC
Fixed until 03/28/2034, 5.87% (A), 03/28/2035 (B)	200,000	200,900
Bank of Ireland Group PLC
Fixed until 03/20/2029, 5.60% (A), 03/20/2030 (B)	435,000	434,461
Fixed until 09/16/2025, 6.25% (A), 09/16/2026 (B)	330,000	331,918
SMBC Aviation Capital Finance DAC
5.55%, 04/03/2034 (B) (F)	310,000	308,283
Smurfit Kappa Treasury ULC
5.44%, 04/03/2034 (B) (F)	270,000	270,368
5.78%, 04/03/2054 (B) (F)	300,000	303,762

		3,859,770

Italy - 0.2%
Eni SpA
5.70%, 10/01/2040 (B)	150,000	145,718

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Italy (continued)
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (B)	$ 310,000	$ 231,588
6.63%, 06/20/2033 (B)	930,000	965,669
7.20%, 11/28/2033 (B)	375,000	404,988
UniCredit SpA
Fixed until 06/03/2026, 1.98% (A), 06/03/2027 (B)	480,000	443,185

		2,191,148

Jersey, Channel Islands - 0.0% (C)
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (B)	274,734	220,259

Mexico - 0.1%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	156,455
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	168,786
Petroleos Mexicanos
6.50%, 03/13/2027	280,000	263,919

		589,160

Multi-National - 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034 (B)	138,000	145,227
7.25%, 11/15/2053 (B)	478,000	511,470
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	377,000	315,936
2.65%, 02/15/2032	507,000	421,577

		1,394,210

Netherlands - 0.3%
ABN AMRO Bank NV
Fixed until 09/18/2026, 6.34% (A), 09/18/2027 (B)	300,000	305,239
Braskem Netherlands Finance BV
7.25%, 02/13/2033 (B) (E)	248,000	238,632
Cooperatieve Rabobank UA
3.75%, 07/21/2026	960,000	922,870
ENEL Finance International NV
1.88%, 07/12/2028 (B)	200,000	175,251
2.25%, 07/12/2031 (B)	200,000	161,936
3.50%, 04/06/2028 (B)	200,000	188,612
5.00%, 06/15/2032 (B)	690,000	668,578

		2,661,118

Norway - 0.1%
Aker BP ASA
3.10%, 07/15/2031 (B)	383,000	327,576
6.00%, 06/13/2033 (B)	380,000	392,821

		720,397

Panama - 0.0% (C)
Banco Nacional de Panama
2.50%, 08/11/2030 (B)	300,000	234,445

Saudi Arabia - 0.0% (C)
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B)	200,000	187,920

Singapore - 0.2%
IBM International Capital Pte. Ltd.
4.75%, 02/05/2031	295,000	289,704

Transamerica Series Trust	Page 2

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Singapore (continued)
IBM International Capital Pte. Ltd. (continued)
5.30%, 02/05/2054	$ 100,000	$ 97,787
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/2034	430,000	424,715
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	438,000	431,365
5.30%, 05/19/2053	61,000	60,804
5.34%, 05/19/2063	961,000	944,306

		2,248,681

Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA
Fixed until 11/15/2033, 7.88% (A), 11/15/2034	400,000	437,825
Fixed until 03/19/2029 (D), 9.38% (A)	400,000	430,231
Banco Santander SA
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	600,000	547,355
6.94%, 11/07/2033	400,000	442,268
Fixed until 11/21/2028 (D), 9.63% (A)	600,000	640,285
Fixed until 05/21/2033 (D), 9.63% (A)	400,000	440,758
CaixaBank SA
Fixed until 06/15/2034, 6.04% (A), 06/15/2035 (B)	200,000	201,751
Fixed until 09/13/2026, 6.68% (A), 09/13/2027 (B)	395,000	403,664
Fixed until 09/13/2033, 6.84% (A), 09/13/2034 (B)	645,000	689,408

		4,233,545

Sweden - 0.1%
Svenska Handelsbanken AB
5.50%, 06/15/2028 (B)	480,000	485,162

Switzerland - 0.2%
Credit Suisse AG
7.50%, 02/15/2028	825,000	890,427
UBS Group AG
Fixed until 02/08/2034, 5.70% (A), 02/08/2035 (B)	325,000	327,007
Fixed until 11/13/2028 (D), 9.25% (A) (B)	200,000	216,697
Fixed until 11/13/2033 (D), 9.25% (A) (B)	200,000	225,710

		1,659,841

United Kingdom - 0.9%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	250,000	238,663
AstraZeneca PLC
6.45%, 09/15/2037	95,000	107,415
Barclays PLC
Fixed until 05/09/2026, 5.83% (A), 05/09/2027	643,000	644,642
Fixed until 09/13/2028, 6.49% (A), 09/13/2029	385,000	400,183
BP Capital Markets PLC
Fixed until 03/22/2030 (D), 4.88% (A)	330,000	315,502
Fixed until 12/01/2033 (D), 6.45% (A)	250,000	259,285
HSBC Holdings PLC
Fixed until 08/17/2028, 2.21% (A), 08/17/2029	830,000	727,242
Fixed until 11/22/2026, 2.25% (A), 11/22/2027	590,000	543,981
Fixed until 03/04/2034, 5.72% (A), 03/04/2035	300,000	303,613
Fixed until 08/14/2026, 5.89% (A), 08/14/2027	580,000	585,376

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
HSBC Holdings PLC (continued)
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	$ 485,000	$ 516,126
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	612,000	583,858
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (B)	30,000	30,470
6.50%, 03/26/2031 (B)	30,000	30,541
Nationwide Building Society
Fixed until 10/18/2026, 6.56% (A), 10/18/2027 (B)	695,000	713,248
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (A), 03/01/2035	790,000	801,162
Fixed until 12/29/2025 (D), 6.00% (A)	370,000	361,300
Santander UK Group Holdings PLC
Fixed until 11/21/2025, 6.83% (A), 11/21/2026	885,000	899,819
Standard Chartered PLC
Fixed until 02/08/2027, 6.75% (A), 02/08/2028 (B)	280,000	288,796
Fixed until 02/08/2029, 7.02% (A), 02/08/2030 (B)	915,000	969,086

		9,320,308

United States - 16.8%
7-Eleven, Inc.
2.50%, 02/10/2041 (B)	219,000	147,815
2.80%, 02/10/2051 (B)	260,000	162,255
AbbVie, Inc.
4.05%, 11/21/2039	740,000	660,214
4.25%, 11/21/2049	122,000	105,977
4.40%, 11/06/2042	181,000	164,364
4.50%, 05/14/2035	157,000	150,962
4.63%, 10/01/2042	484,000	451,632
4.80%, 03/15/2029	345,000	345,399
4.95%, 03/15/2031	195,000	196,380
5.05%, 03/15/2034	90,000	91,085
5.35%, 03/15/2044	160,000	163,385
5.40%, 03/15/2054	280,000	288,162
5.50%, 03/15/2064	70,000	72,081
AES Corp.
3.30%, 07/15/2025 (B)	193,000	186,981
5.45%, 06/01/2028	701,000	699,912
Aetna, Inc.
3.88%, 08/15/2047	408,000	311,797
4.13%, 11/15/2042	262,000	213,698
6.75%, 12/15/2037	225,000	250,642
Air Products & Chemicals, Inc.
4.85%, 02/08/2034	695,000	686,901
Albemarle Corp.
4.65%, 06/01/2027	49,000	48,117
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.88%, 02/15/2030 (B)	578,000	549,976
5.88%, 02/15/2028 (B)	88,000	87,127
Alliant Energy Finance LLC
1.40%, 03/15/2026 (B)	76,000	69,121
5.95%, 03/30/2029 (B)	577,000	594,573
Altria Group, Inc.
3.40%, 02/04/2041	529,000	388,667
6.88%, 11/01/2033	385,000	418,926
Amazon.com, Inc.
2.50%, 06/03/2050	142,000	90,863
2.70%, 06/03/2060	145,000	90,035

Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Amazon.com, Inc. (continued)
3.10%, 05/12/2051	$ 200,000	$ 143,089
3.88%, 08/22/2037	663,000	599,116
American Airlines Pass-Through Trust
3.38%, 11/01/2028	172,579	163,063
3.95%, 01/11/2032	44,115	40,603
4.10%, 07/15/2029	209,650	196,149
American Tower Corp.
2.75%, 01/15/2027	515,000	482,530
5.20%, 02/15/2029	455,000	455,241
American Water Capital Corp.
5.45%, 03/01/2054	329,000	332,386
Amgen, Inc.
2.45%, 02/21/2030	646,000	565,021
2.80%, 08/15/2041	380,000	275,736
4.20%, 02/22/2052	408,000	335,013
4.66%, 06/15/2051	180,000	159,656
4.88%, 03/01/2053	175,000	159,291
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	899,000	873,763
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	194,000	188,554
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	165,000	149,488
4.38%, 04/15/2038	309,000	287,275
Apple, Inc.
2.70%, 08/05/2051	560,000	371,438
2.80%, 02/08/2061	60,000	38,466
Astrazeneca Finance LLC
5.00%, 02/26/2034	380,000	381,878
AT&T, Inc.
2.55%, 12/01/2033	1,020,000	818,020
3.50%, 09/15/2053	100,000	70,663
3.55%, 09/15/2055	390,000	273,022
3.65%, 09/15/2059	388,000	270,986
3.80%, 12/01/2057	177,000	128,346
5.40%, 02/15/2034	146,000	148,028
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (A), 07/23/2031	252,000	206,967
Fixed until 10/24/2030, 1.92% (A), 10/24/2031	252,000	205,451
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	78,000	55,580
Fixed until 10/22/2029, 2.88% (A), 10/22/2030	1,285,000	1,142,850
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,252,000	1,173,823
Fixed until 07/21/2027, 3.59% (A), 07/21/2028	193,000	183,507
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	678,000	649,026
Fixed until 01/20/2027, 3.82% (A), 01/20/2028	1,725,000	1,662,046
Fixed until 02/07/2029, 3.97% (A), 02/07/2030	675,000	639,686
Fixed until 04/27/2027, 4.38% (A), 04/27/2028	214,000	208,978
Fixed until 04/25/2028, 5.20% (A), 04/25/2029	825,000	825,758
Fixed until 04/25/2033, 5.29% (A), 04/25/2034	326,000	325,041
Fixed until 01/23/2034, 5.47% (A), 01/23/2035	690,000	695,474
Fixed until 09/15/2028, 5.82% (A), 09/15/2029	1,482,000	1,520,527

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
BAT Capital Corp.
4.39%, 08/15/2037	$ 470,000	$ 395,216
4.54%, 08/15/2047	489,000	377,140
5.83%, 02/20/2031	955,000	967,299
6.00%, 02/20/2034	194,000	196,487
7.08%, 08/02/2043	460,000	491,545
Baxter International, Inc.
2.54%, 02/01/2032 (E)	1,787,000	1,481,668
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	73,000	63,363
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	76,000	61,586
Berry Global, Inc.
5.65%, 01/15/2034 (B)	830,000	825,737
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051 (B)	200,000	154,897
5.38%, 01/09/2036 (B)	640,000	634,984
6.05%, 01/15/2029 (B)	219,000	226,646
Biogen, Inc.
2.25%, 05/01/2030	1,256,000	1,060,775
Boeing Co.
2.95%, 02/01/2030	260,000	224,615
3.25%, 02/01/2035	71,000	55,911
3.60%, 05/01/2034	225,000	186,714
3.63%, 02/01/2031	209,000	184,006
3.95%, 08/01/2059	551,000	377,370
5.15%, 05/01/2030	230,000	222,804
5.81%, 05/01/2050	453,000	430,205
BP Capital Markets America, Inc.
4.99%, 04/10/2034	355,000	354,780
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	68,000	46,490
3.70%, 03/15/2052	325,000	249,961
3.90%, 03/15/2062	180,000	137,414
4.90%, 02/22/2029	260,000	261,287
5.10%, 02/22/2031	110,000	111,162
5.20%, 02/22/2034	300,000	304,848
5.55%, 02/22/2054	320,000	330,574
5.65%, 02/22/2064	215,000	221,821
6.25%, 11/15/2053	275,000	310,222
6.40%, 11/15/2063	140,000	160,281
Broadcom, Inc.
3.14%, 11/15/2035 (B)	694,000	560,728
3.42%, 04/15/2033 (B)	1,025,000	886,985
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	243,000	199,174
4.15%, 04/01/2045	62,000	52,979
4.38%, 09/01/2042	62,000	55,552
5.20%, 04/15/2054	239,000	237,254
Cardinal Health, Inc.
5.45%, 02/15/2034	250,000	252,571
Celanese US Holdings LLC
6.35%, 11/15/2028	228,000	236,278
Cencora, Inc.
2.70%, 03/15/2031	957,000	822,267
2.80%, 05/15/2030	101,000	89,240
5.13%, 02/15/2034	255,000	254,595
CenterPoint Energy, Inc.
2.95%, 03/01/2030	134,000	119,867
CF Industries, Inc.
4.95%, 06/01/2043	234,000	209,696
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	100,000	85,125
2.80%, 04/01/2031	312,000	255,396
3.50%, 06/01/2041 - 03/01/2042	917,000	615,962

Transamerica Series Trust	Page 4

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
3.70%, 04/01/2051	$ 853,000	$ 528,005
6.38%, 10/23/2035	78,000	77,172
6.65%, 02/01/2034 (E)	300,000	307,899
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	240,000	223,350
Cheniere Energy Partners LP
3.25%, 01/31/2032	1,044,000	889,578
4.50%, 10/01/2029	676,000	643,509
Cheniere Energy, Inc.
4.63%, 10/15/2028	346,000	334,959
5.65%, 04/15/2034 (B)	145,000	146,007
Chesapeake Energy Corp.
5.88%, 02/01/2029 (B)	390,000	386,813
6.75%, 04/15/2029 (B)	595,000	601,358
Cisco Systems, Inc.
4.95%, 02/26/2031	875,000	882,819
5.05%, 02/26/2034	356,000	361,108
5.30%, 02/26/2054	20,000	20,549
Citigroup, Inc.
Fixed until 05/01/2031, 2.56% (A), 05/01/2032	310,000	258,374
Fixed until 11/05/2029, 2.98% (A), 11/05/2030	606,000	538,292
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	1,444,000	1,362,284
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	801,000	761,764
Fixed until 01/10/2027, 3.89% (A), 01/10/2028	1,467,000	1,415,030
Fixed until 12/10/2025 (D), 4.00% (A)	485,000	465,023
Fixed until 04/23/2028, 4.08% (A), 04/23/2029	280,000	268,207
Fixed until 02/13/2034, 5.83% (A), 02/13/2035	935,000	925,943
Fixed until 05/25/2033, 6.17% (A), 05/25/2034	219,000	222,144
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (B)	140,000	143,761
6.04%, 11/15/2033 (B)	468,000	485,217
6.71%, 08/15/2063 (B)	112,000	123,094
Comcast Corp.
2.65%, 02/01/2030	210,000	186,901
2.80%, 01/15/2051	102,000	65,276
2.89%, 11/01/2051	756,000	492,097
2.94%, 11/01/2056	1,004,000	634,510
3.20%, 07/15/2036	459,000	377,350
3.75%, 04/01/2040	195,000	162,216
5.35%, 05/15/2053	43,000	42,721
Commonwealth Edison Co.
3.65%, 06/15/2046	133,000	102,085
4.70%, 01/15/2044	102,000	92,918
ConocoPhillips Co.
4.03%, 03/15/2062	187,000	148,444
5.70%, 09/15/2063	232,000	243,572
Constellation Brands, Inc.
3.15%, 08/01/2029	98,000	89,313
Constellation Energy Generation LLC
5.60%, 06/15/2042	140,000	138,461
5.75%, 03/15/2054	193,000	193,343
6.50%, 10/01/2053	338,000	372,082
Continental Resources, Inc.
2.27%, 11/15/2026 (B)	280,000	257,876
COPT Defense Properties LP
2.00%, 01/15/2029	165,000	138,407
2.75%, 04/15/2031	349,000	287,642

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cox Communications, Inc.
4.80%, 02/01/2035 (B)	$ 181,000	$ 168,150
Crown Castle, Inc.
3.65%, 09/01/2027	610,000	578,449
5.00%, 01/11/2028	185,000	183,063
5.60%, 06/01/2029	445,000	451,307
CSX Corp.
2.50%, 05/15/2051	405,000	248,579
Cummins, Inc.
5.45%, 02/20/2054	440,000	450,782
CVS Health Corp.
2.70%, 08/21/2040	646,000	449,237
3.25%, 08/15/2029	165,000	151,422
4.78%, 03/25/2038	200,000	185,017
5.88%, 06/01/2053	590,000	601,442
CVS Pass-Through Trust
6.20%, 10/10/2025 (B)	20,228	20,150
Danaher Corp.
2.80%, 12/10/2051	149,000	98,026
Darden Restaurants, Inc.
6.30%, 10/10/2033	340,000	354,288
Diamondback Energy, Inc.
6.25%, 03/15/2033	175,000	186,712
Discovery Communications LLC
3.63%, 05/15/2030	63,000	56,367
Duke Energy Carolinas LLC
4.00%, 09/30/2042	170,000	141,399
Duke Energy Corp.
4.85%, 01/05/2029	350,000	346,905
Duke Energy Florida LLC
1.75%, 06/15/2030	203,000	168,748
Duke Energy Indiana LLC
2.75%, 04/01/2050	200,000	126,964
3.75%, 05/15/2046	177,000	138,482
5.25%, 03/01/2034	555,000	559,810
5.40%, 04/01/2053	51,000	50,127
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	98,000	99,129
5.55%, 03/15/2054	187,000	186,651
5.65%, 04/01/2053	35,000	35,547
Duke Energy Progress LLC
2.90%, 08/15/2051	255,000	165,313
5.25%, 03/15/2033	186,000	188,212
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	376,000	352,812
Eastman Chemical Co.
5.75%, 03/08/2033	285,000	290,016
Electronic Arts, Inc.
1.85%, 02/15/2031	474,000	388,587
2.95%, 02/15/2051	144,000	96,399
Elevance Health, Inc.
2.88%, 09/15/2029	172,000	155,231
4.63%, 05/15/2042	132,000	120,049
4.65%, 01/15/2043	116,000	105,713
6.10%, 10/15/2052	146,000	158,336
Eli Lilly & Co.
4.95%, 02/27/2063	75,000	72,894
Emera US Finance LP
2.64%, 06/15/2031	298,000	243,145
4.75%, 06/15/2046	211,000	173,652
Energy Transfer LP
5.63%, 05/01/2027 (B)	845,000	842,044
5.75%, 02/15/2033	196,000	199,354
6.00%, 02/01/2029 (B)	1,419,000	1,431,587
6.40%, 12/01/2030	360,000	379,772
6.55%, 12/01/2033	102,000	109,332
7.38%, 02/01/2031 (B)	210,000	219,842

Transamerica Series Trust	Page 5

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
EnLink Midstream LLC
5.38%, 06/01/2029	$ 65,000	$ 63,781
5.63%, 01/15/2028 (B)	230,000	227,703
6.50%, 09/01/2030 (B)	245,000	251,967
Entergy Arkansas LLC
4.95%, 12/15/2044	68,000	60,298
Entergy Louisiana LLC
1.60%, 12/15/2030	193,000	153,986
2.90%, 03/15/2051	371,000	235,788
5.70%, 03/15/2054	145,000	147,612
Entergy Mississippi LLC
3.50%, 06/01/2051	52,000	37,496
Entergy Texas, Inc.
3.45%, 12/01/2027	39,000	36,674
Enterprise Products Operating LLC
6.65%, 10/15/2034	256,000	285,785
EQT Corp.
3.13%, 05/15/2026 (B)	140,000	132,687
Essex Portfolio LP
1.70%, 03/01/2028	325,000	285,091
2.65%, 03/15/2032	144,000	119,129
5.50%, 04/01/2034	110,000	110,188
Evergy Metro, Inc.
2.25%, 06/01/2030	167,000	142,421
Exelon Corp.
5.60%, 03/15/2053	163,000	162,939
Extra Space Storage LP
5.50%, 07/01/2030	481,000	486,223
5.90%, 01/15/2031	380,000	393,461
Exxon Mobil Corp.
3.00%, 08/16/2039	339,000	265,176
FedEx Corp.
3.25%, 05/15/2041	157,000	117,693
Fells Point Funding Trust
3.05%, 01/31/2027 (B)	1,378,000	1,293,416
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (A), 04/25/2033	167,000	152,498
Fixed until 01/29/2031, 5.63% (A), 01/29/2032	110,000	110,205
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (B)	465,000	424,033
4.55%, 04/01/2049 (B)	838,000	709,998
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (B)	353,000	285,151
Ford Motor Co.
3.25%, 02/12/2032	585,000	486,657
4.75%, 01/15/2043	200,000	165,810
Ford Motor Credit Co. LLC
4.95%, 05/28/2027	230,000	224,428
5.80%, 03/08/2029 (E)	450,000	451,627
6.05%, 03/05/2031	410,000	413,456
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	167,000	159,571
4.63%, 08/01/2030 (E)	60,000	57,642
5.40%, 11/14/2034	39,000	38,573
GE Capital Funding LLC
4.55%, 05/15/2032	200,000	194,022
General Motors Co.
5.15%, 04/01/2038	110,000	103,325
5.95%, 04/01/2049 (E)	140,000	138,248
General Motors Financial Co., Inc.
5.75%, 02/08/2031	250,000	252,844
6.10%, 01/07/2034	160,000	164,489
Gilead Sciences, Inc.
2.60%, 10/01/2040	409,000	289,173
4.60%, 09/01/2035	379,000	362,943

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Gilead Sciences, Inc. (continued)
5.25%, 10/15/2033	$ 578,000	$ 590,626
5.55%, 10/15/2053	72,000	74,643
Glencore Funding LLC
5.63%, 04/04/2034 (B) (F)	1,105,000	1,109,180
5.89%, 04/04/2054 (B) (F)	110,000	111,612
6.38%, 10/06/2030 (B)	340,000	358,729
Global Payments, Inc.
3.20%, 08/15/2029	1,149,000	1,030,563
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (A), 03/09/2027	845,000	782,802
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	1,093,000	998,461
Fixed until 10/21/2026, 1.95% (A), 10/21/2027	511,000	470,016
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	306,000	263,661
Fixed until 10/24/2028, 6.48% (A), 10/24/2029	1,750,000	1,842,628
HCA, Inc.
2.38%, 07/15/2031	321,000	264,337
3.63%, 03/15/2032	354,000	313,645
4.50%, 02/15/2027	605,000	593,359
4.63%, 03/15/2052	187,000	156,621
5.20%, 06/01/2028	400,000	401,224
5.25%, 06/15/2049	180,000	164,454
5.50%, 06/15/2047	171,000	162,837
5.60%, 04/01/2034	390,000	393,096
5.63%, 09/01/2028	241,000	244,169
5.88%, 02/15/2026	102,000	102,452
Hess Corp.
5.60%, 02/15/2041	395,000	403,094
6.00%, 01/15/2040	165,000	174,328
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	115,000	105,659
5.50%, 10/15/2030 (B) (E)	270,000	261,554
Home Depot, Inc.
2.38%, 03/15/2051	507,000	301,730
3.30%, 04/15/2040	125,000	99,907
3.35%, 04/15/2050	110,000	80,662
Honeywell International, Inc.
5.35%, 03/01/2064	130,000	131,965
Huntington Bancshares, Inc.
Fixed until 02/02/2034, 5.71% (A), 02/02/2035	404,000	402,997
Fixed until 08/21/2028, 6.21% (A), 08/21/2029	287,000	293,649
Intel Corp.
3.05%, 08/12/2051	100,000	67,499
3.25%, 11/15/2049	247,000	174,484
3.73%, 12/08/2047	87,000	67,645
5.60%, 02/21/2054	300,000	306,300
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	428,000	415,379
Intuit, Inc.
5.20%, 09/15/2033	229,000	233,131
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	1,239,000	1,092,548
5.40%, 06/01/2033 (B)	171,000	170,713
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.38%, 02/02/2052	53,000	38,462
JetBlue Pass-Through Trust Class AA,
2.75%, 11/15/2033	157,702	135,846
8.00%, 11/15/2027	191,656	193,283

Transamerica Series Trust	Page 6

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kenvue, Inc.
5.20%, 03/22/2063	$ 42,000	$ 41,618
Keurig Dr Pepper, Inc.
5.30%, 03/15/2034	330,000	331,362
KeyBank NA
3.90%, 04/13/2029	590,000	529,854
KeyCorp
Fixed until 06/01/2032, 4.79% (A), 06/01/2033	209,000	191,488
Fixed until 03/06/2034, 6.40% (A), 03/06/2035	740,000	756,215
Kimco Realty OP LLC
6.40%, 03/01/2034	440,000	470,952
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042	326,000	290,770
KLA Corp.
4.65%, 07/15/2032	209,000	205,898
4.70%, 02/01/2034	327,000	322,594
Kroger Co.
4.45%, 02/01/2047	90,000	77,654
L3Harris Technologies, Inc.
4.40%, 06/15/2028	592,000	576,402
5.35%, 06/01/2034	675,000	674,783
Leidos, Inc.
2.30%, 02/15/2031	727,000	601,496
5.75%, 03/15/2033	242,000	248,194
LYB International Finance III LLC
3.63%, 04/01/2051	224,000	158,306
Marathon Oil Corp.
5.70%, 04/01/2034	530,000	530,667
Marriott International, Inc.
4.88%, 05/15/2029	510,000	504,760
5.30%, 05/15/2034	305,000	301,723
5.55%, 10/15/2028	512,000	523,103
Marvell Technology, Inc.
5.75%, 02/15/2029	544,000	557,226
5.95%, 09/15/2033	592,000	614,330
Massachusetts Electric Co.
1.73%, 11/24/2030 (B)	372,000	296,398
McDonald’s Corp.
3.70%, 02/15/2042	298,000	241,756
5.45%, 08/14/2053	172,000	174,296
MDC Holdings, Inc.
3.85%, 01/15/2030	151,000	140,124
6.00%, 01/15/2043	265,000	269,337
Merck & Co., Inc.
5.15%, 05/17/2063	116,000	115,062
Meta Platforms, Inc.
4.45%, 08/15/2052	226,000	201,193
5.75%, 05/15/2063	144,000	154,399
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (B)	230,000	204,129
5.05%, 01/08/2034 (B)	310,000	307,343
5.15%, 03/28/2033 (B)	545,000	545,970
Microsoft Corp.
2.50%, 09/15/2050 (B)	522,000	337,200
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	314,000	302,073
Mohawk Industries, Inc.
5.85%, 09/18/2028	298,000	306,914
Monongahela Power Co.
3.55%, 05/15/2027 (B)	362,000	344,425
5.85%, 02/15/2034 (B)	247,000	253,842
Morgan Stanley
Fixed until 07/20/2026, 1.51% (A), 07/20/2027	636,000	583,977

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
Fixed until 05/04/2026, 1.59% (A), 05/04/2027	$ 1,041,000	$ 963,367
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	462,000	369,394
Fixed until 04/28/2031, 1.93% (A), 04/28/2032	228,000	183,071
Fixed until 07/21/2031, 2.24% (A), 07/21/2032	70,000	57,213
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	706,000	557,891
Fixed until 10/20/2031, 2.51% (A), 10/20/2032	96,000	79,328
Fixed until 01/22/2030, 2.70% (A), 01/22/2031	541,000	472,983
Fixed until 01/24/2028, 3.77% (A), 01/24/2029	233,000	221,739
Fixed until 01/16/2029, 5.17% (A), 01/16/2030	360,000	360,479
Fixed until 07/21/2033, 5.42% (A), 07/21/2034	407,000	408,609
Fixed until 07/20/2028, 5.45% (A), 07/20/2029	102,000	102,887
Fixed until 01/18/2034, 5.47% (A), 01/18/2035 (E)	180,000	181,776
Fixed until 02/07/2034, 5.94% (A), 02/07/2039	310,000	308,851
Fixed until 01/19/2033, 5.95% (A), 01/19/2038	461,000	459,969
Fixed until 10/18/2027, 6.30% (A), 10/18/2028	471,000	487,133
MPLX LP
5.65%, 03/01/2053	79,000	76,872
Netflix, Inc.
4.88%, 06/15/2030 (B)	328,000	325,818
5.38%, 11/15/2029 (B)	139,000	141,978
New York & Presbyterian Hospital
2.26%, 08/01/2040	316,000	216,345
New York Life Global Funding
1.20%, 08/07/2030 (B)	270,000	214,240
1.85%, 08/01/2031 (B)	255,000	204,989
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	98,000	75,469
4.45%, 05/15/2069 (B)	115,000	93,843
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/2050 (B)	280,000	231,438
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	494,000	491,814
5.55%, 03/15/2054	220,000	218,750
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	431,000	420,555
Niagara Mohawk Power Corp.
4.28%, 12/15/2028 (B)	298,000	284,217
NiSource, Inc.
5.35%, 04/01/2034	412,000	409,704
5.80%, 02/01/2042	48,000	46,818
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026 (B)	247,000	253,713
NNN REIT, Inc.
3.00%, 04/15/2052	115,000	74,137
3.50%, 10/15/2027	62,000	58,738
5.60%, 10/15/2033	140,000	141,857
Norfolk Southern Corp.
3.05%, 05/15/2050	239,000	161,736
3.95%, 10/01/2042	102,000	84,356
5.95%, 03/15/2064	180,000	192,317

Transamerica Series Trust	Page 7

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Northern Natural Gas Co.
3.40%, 10/16/2051 (B)	$ 127,000	$ 88,789
5.63%, 02/01/2054 (B)	60,000	61,215
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (B)	246,000	192,913
6.06%, 03/30/2040 (B)	316,000	333,346
Occidental Petroleum Corp.
3.50%, 08/15/2029	415,000	375,378
4.63%, 06/15/2045	214,000	173,269
Ohio Power Co.
2.90%, 10/01/2051	239,000	153,793
OhioHealth Corp.
2.30%, 11/15/2031	450,000	375,811
Oracle Corp.
2.30%, 03/25/2028	330,000	298,004
3.60%, 04/01/2040 - 04/01/2050	1,062,000	801,061
3.85%, 07/15/2036	105,000	89,616
3.95%, 03/25/2051	207,000	158,037
Ovintiv, Inc.
6.50%, 02/01/2038	70,000	72,779
Pacific Gas & Electric Co.
4.40%, 03/01/2032	130,000	119,824
4.45%, 04/15/2042	362,000	296,196
4.50%, 07/01/2040	249,475	213,366
4.60%, 06/15/2043	371,000	310,452
5.55%, 05/15/2029	600,000	605,599
5.80%, 05/15/2034	330,000	333,214
6.10%, 01/15/2029	150,000	154,505
6.15%, 01/15/2033	112,000	115,531
6.95%, 03/15/2034	405,000	443,795
PacifiCorp
2.90%, 06/15/2052	105,000	64,110
Packaging Corp. of America
5.70%, 12/01/2033	310,000	320,455
Paramount Global
4.85%, 07/01/2042	62,000	45,475
PECO Energy Co.
2.80%, 06/15/2050	292,000	191,106
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (B)	315,000	315,346
Pernod Ricard International Finance LLC
1.63%, 04/01/2031 (B)	270,000	215,596
Philip Morris International, Inc.
3.88%, 08/21/2042	275,000	220,300
5.13%, 02/13/2031	390,000	388,024
5.25%, 02/13/2034	940,000	932,552
5.38%, 02/15/2033	345,000	347,897
5.75%, 11/17/2032	284,000	293,441
Phillips 66 Co.
3.15%, 12/15/2029	759,000	689,469
Phillips 66 Partners LP
Zero Coupon,	0	—
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	600,000	486,294
Pine Street Trust I
4.57%, 02/15/2029 (B)	690,000	656,043
Pioneer Natural Resources Co.
2.15%, 01/15/2031	320,000	269,425
PNC Financial Services Group, Inc.
Fixed until 09/15/2026 (D), 3.40% (A)	270,000	235,907
Fixed until 01/22/2034, 5.68% (A), 01/22/2035	235,000	237,290
Fixed until 10/20/2033, 6.88% (A), 10/20/2034	210,000	230,135
Prologis LP
2.13%, 10/15/2050	102,000	56,981
5.13%, 01/15/2034	230,000	231,030

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Prudential Financial, Inc.
Fixed until 12/15/2033, 6.50% (A), 03/15/2054	$ 315,000	$ 320,207
Public Service Co. of Colorado
2.70%, 01/15/2051	145,000	87,752
4.30%, 03/15/2044	205,000	171,344
4.50%, 06/01/2052	135,000	113,660
Public Service Electric & Gas Co.
2.70%, 05/01/2050	174,000	114,211
Public Service Enterprise Group, Inc.
5.45%, 04/01/2034	110,000	110,326
5.85%, 11/15/2027	612,000	627,138
Public Storage Operating Co.
5.10%, 08/01/2033	149,000	149,764
Puget Energy, Inc.
2.38%, 06/15/2028	150,000	133,845
Regal Rexnord Corp.
6.05%, 04/15/2028 (B)	355,000	360,211
6.40%, 04/15/2033 (B)	147,000	152,528
Regency Centers LP
2.95%, 09/15/2029	216,000	193,401
3.70%, 06/15/2030	270,000	248,921
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	80,000	65,456
Roche Holdings, Inc.
4.99%, 03/08/2034 (B)	200,000	201,471
5.49%, 11/13/2030 (B)	550,000	570,442
RTX Corp.
2.38%, 03/15/2032	986,000	812,831
3.13%, 07/01/2050	120,000	82,081
6.40%, 03/15/2054	320,000	363,000
S&P Global, Inc.
2.30%, 08/15/2060	204,000	112,075
San Diego Gas & Electric Co.
2.95%, 08/15/2051	243,000	163,977
3.32%, 04/15/2050	87,000	61,476
4.30%, 04/01/2042	50,000	42,861
4.95%, 08/15/2028	280,000	281,137
5.35%, 04/01/2053	168,000	165,678
SART
4.75%, 07/15/2024 (G)	11,396	11,296
Sherwin-Williams Co.
2.95%, 08/15/2029	439,000	398,305
Smithfield Foods, Inc.
3.00%, 10/15/2030 (B)	793,000	656,876
Solventum Corp.
5.40%, 03/01/2029 (B)	1,200,000	1,202,481
Southern California Edison Co.
2.95%, 02/01/2051	220,000	142,982
3.60%, 02/01/2045	182,000	136,550
3.65%, 03/01/2028	205,000	195,400
5.20%, 06/01/2034	435,000	430,811
5.70%, 03/01/2053	93,000	93,376
5.88%, 12/01/2053	298,000	307,568
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	130,000	105,540
3.15%, 09/30/2051	313,000	203,691
5.15%, 09/15/2032	855,000	857,690
5.75%, 09/15/2033	149,000	154,389
Southern Power Co.
5.15%, 09/15/2041	365,000	340,938
5.25%, 07/15/2043	345,000	325,180
Southwestern Electric Power Co.
3.90%, 04/01/2045	95,000	72,989
Southwestern Energy Co.
5.38%, 02/01/2029	54,000	52,445

Transamerica Series Trust	Page 8

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Sprint Capital Corp.
6.88%, 11/15/2028	$ 363,000	$ 386,356
Starbucks Corp.
5.00%, 02/15/2034	310,000	307,584
State Street Corp.
Fixed until 03/15/2029 (D), 6.70% (A)	958,000	971,874
T-Mobile USA, Inc.
2.63%, 02/15/2029	1,282,000	1,146,687
3.38%, 04/15/2029	590,000	544,819
3.50%, 04/15/2031	261,000	235,576
3.88%, 04/15/2030	535,000	501,080
Take-Two Interactive Software, Inc.
4.95%, 03/28/2028	1,012,000	1,008,587
Teachers Insurance & Annuity Association of America
Fixed until 09/15/2024, 4.38% (A), 09/15/2054 (B)	78,000	77,017
6.85%, 12/16/2039 (B)	676,000	769,052
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	90,000	78,872
Texas Instruments, Inc.
5.00%, 03/14/2053	348,000	342,042
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	205,000	229,011
Time Warner Cable LLC
4.50%, 09/15/2042	87,000	64,264
5.88%, 11/15/2040	87,000	75,091
6.55%, 05/01/2037	62,000	58,691
Toll Brothers Finance Corp.
3.80%, 11/01/2029	223,000	208,037
4.35%, 02/15/2028	295,000	285,245
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (A), 01/26/2034	732,000	704,812
Fixed until 01/24/2034, 5.71% (A), 01/24/2035	75,000	75,377
Fixed until 10/28/2032, 6.12% (A), 10/28/2033	65,000	67,182
Trustees of Boston University
3.17%, 10/01/2050	380,000	272,932
Tucson Electric Power Co.
1.50%, 08/01/2030	130,000	105,039
UDR, Inc.
4.40%, 01/26/2029	420,000	405,467
Union Electric Co.
3.90%, 04/01/2052	80,000	63,115
5.20%, 04/01/2034 (F)	410,000	410,979
5.25%, 01/15/2054	195,000	187,645
5.45%, 03/15/2053	65,000	64,470
Union Pacific Corp.
3.55%, 08/15/2039	433,000	361,614
United Airlines Pass-Through Trust
2.88%, 04/07/2030	453,981	411,395
3.75%, 03/03/2028	143,119	138,671
UnitedHealth Group, Inc.
2.75%, 05/15/2040	181,000	133,397
3.05%, 05/15/2041	117,000	88,671
3.25%, 05/15/2051	216,000	155,361
3.50%, 08/15/2039	593,000	489,153
University of Miami
4.06%, 04/01/2052	368,000	310,461
US Bancorp
Fixed until 01/23/2034, 5.68% (A), 01/23/2035	195,000	197,134
Fixed until 06/10/2033, 5.84% (A), 06/12/2034	320,000	326,428

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Ventas Realty LP
4.75%, 11/15/2030	$ 363,000	$ 350,245
Veralto Corp.
5.35%, 09/18/2028 (B)	345,000	350,025
5.45%, 09/18/2033 (B)	385,000	389,639
Verizon Communications, Inc.
1.68%, 10/30/2030	462,000	376,620
1.75%, 01/20/2031	1,545,000	1,255,169
2.36%, 03/15/2032	716,000	588,468
4.02%, 12/03/2029	419,000	399,931
5.50%, 02/23/2054	90,000	91,184
Virginia Electric & Power Co.
2.45%, 12/15/2050	557,000	327,188
5.70%, 08/15/2053	163,000	167,968
Vistra Operations Co. LLC
4.30%, 07/15/2029 (B)	395,000	370,641
6.95%, 10/15/2033 (B)	370,000	394,856
VMware LLC
4.70%, 05/15/2030	732,000	712,483
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (B)	722,000	723,633
5.60%, 03/22/2034 (B)	744,000	752,363
Walt Disney Co.
3.50%, 05/13/2040	226,000	186,038
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	645,000	603,817
4.28%, 03/15/2032	226,000	201,888
5.05%, 03/15/2042	684,000	588,015
5.14%, 03/15/2052	210,000	174,395
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	443,000	405,660
Fixed until 03/24/2027, 3.53% (A), 03/24/2028	634,000	603,677
Fixed until 05/22/2027, 3.58% (A), 05/22/2028	148,000	140,759
Fixed until 03/15/2026 (D), 3.90% (A)	242,000	230,245
Fixed until 07/25/2027, 4.81% (A), 07/25/2028	418,000	412,151
Fixed until 04/24/2033, 5.39% (A), 04/24/2034	546,000	542,437
Fixed until 01/23/2034, 5.50% (A), 01/23/2035	410,000	411,492
Fixed until 07/25/2033, 5.56% (A), 07/25/2034	706,000	709,401
Fixed until 07/25/2028, 5.57% (A), 07/25/2029	534,000	540,479
Welltower OP LLC
3.10%, 01/15/2030	406,000	365,301
4.13%, 03/15/2029	224,000	214,221
Western Midstream Operating LP
5.25%, 02/01/2050	200,000	178,769
Westlake Corp.
3.13%, 08/15/2051	104,000	67,410
Williams Cos., Inc.
5.30%, 08/15/2028	736,000	742,739
Wisconsin Power & Light Co.
5.38%, 03/30/2034	205,000	206,507
WP Carey, Inc.
2.40%, 02/01/2031	443,000	367,912
2.45%, 02/01/2032	315,000	253,632
3.85%, 07/15/2029	335,000	312,857
Xilinx, Inc.
2.38%, 06/01/2030	317,000	274,947

Transamerica Series Trust	Page 9

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Zoetis, Inc.
2.00%, 05/15/2030	$ 475,000	$ 400,481
4.70%, 02/01/2043	133,000	121,910

		170,307,369

Total Corporate Debt Securities (Cost $230,405,522)		221,573,746

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Israel - 0.1%
Israel Government AID Bonds
Zero Coupon, 08/15/2025	1,000,000	930,658

Mexico - 0.2%
Mexico Government International Bonds
3.50%, 02/12/2034	417,000	347,033
3.77%, 05/24/2061	205,000	132,966
4.28%, 08/14/2041	200,000	161,057
4.50%, 01/31/2050 (E)	265,000	209,057
4.75%, 03/08/2044	260,000	216,978
6.00%, 05/07/2036	247,000	247,207
6.34%, 05/04/2053	350,000	345,521

		1,659,819

Panama - 0.0% (C)
Panama Government International Bonds
4.50%, 04/16/2050	200,000	137,208

Poland - 0.0% (C)
Republic of Poland Government International Bonds
5.50%, 03/18/2054	350,000	347,613

Saudi Arabia - 0.0% (C)
Saudi Government International Bonds
2.25%, 02/02/2033 (B)	200,000	161,000

Total Foreign Government Obligations (Cost $3,669,103)		3,236,298

MORTGAGE-BACKED SECURITIES - 0.2%
United States - 0.2%
Bear Stearns Commercial Mortgage
Securities Trust, Interest Only
STRIPS Series 2005-PWR8, Class X1,
0.72% (A), 06/11/2041 (B) (H)	41	0
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (A), 09/15/2039	269,797	102,750
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (B)	1,230,000	1,073,175
SREIT Trust
Series 2021-MFP, Class A,
1-Month Term SOFR + 0.85%, 6.17% (A), 11/15/2038 (B)	842,039	835,959
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC, 0.00% (A), 03/15/2045 (B) (H)	28,464	0

Total Mortgage-Backed Securities (Cost $2,345,075)		2,011,884

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.8%
COOF Securitization Trust Ltd., Interest Only STRIPS
Series 2014-1, Class A, 2.99% (A), 06/25/2040 (B)	$ 45,927	$ 3,177
Federal Farm Credit Banks Funding Corp.
2.35%, 03/10/2036	2,660,000	2,064,131
Federal Home Loan Banks
2.09%, 02/22/2036	4,510,000	3,421,995
Federal Home Loan Mortgage Corp.
2.50%, 07/01/2050 - 11/01/2051	35,884,547	30,206,209
3.00%, 07/01/2033 - 08/01/2052	5,948,867	5,206,507
3.50%, 01/01/2032 - 04/01/2052	10,476,070	9,603,472
4.00%, 06/01/2042 - 01/01/2049	4,373,232	4,138,692
4.50%, 06/01/2048 - 09/01/2049	1,606,071	1,559,845
5.00%, 02/01/2034 - 01/01/2053	5,819,612	5,688,319
5.50%, 04/01/2053	2,808,537	2,839,278
1-Year CMT + 2.43%, 5.81% (A), 12/01/2031	8,590	8,595
6.00%, 08/01/2053 - 10/01/2053	9,371,337	9,604,246
1-Year RFUCC Treasury + 1.84%, 6.01% (A), 07/01/2040	15,579	16,018
1-Year CMT + 2.25%, 6.34% (A), 02/01/2036	8,343	8,468
6.50%, 09/01/2037 - 11/01/2037	3,052	3,080
Federal Home Loan Mortgage Corp. REMICS
(4.44) * 1-Month SOFR Average + 23.93%, 0.30% (A), 06/15/2035	29,950	26,680
5.00%, 06/15/2025	2,717	2,701
(3.62) * 1-Month SOFR Average + 26.80%, 5.50% (A), 05/15/2041	14,031	13,245
(3.67) * 1-Month SOFR Average + 27.08%, 5.50% (A), 05/15/2041	25,210	25,099
5.65% (A), 10/15/2038	8,856	9,063
Federal Home Loan Mortgage Corp.
REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.26%, 0.94% (A), 10/15/2037	120,915	11,310
Federal Home Loan Mortgage Corp.
REMICS, Principal Only STRIPS
09/15/2032 - 01/15/2040	81,840	67,223
Federal National Mortgage Association
1.59%, 11/25/2028	277,151	246,434
2.00%, 04/01/2052	1,164,181	929,373
2.50%, 08/01/2050 - 05/01/2052	18,439,726	15,512,944
3.00%, 07/01/2050 - 07/01/2060	41,050,560	35,621,510
3.50%, 08/01/2032 - 10/01/2050	5,638,706	5,137,338
4.00%, 01/01/2035 - 05/01/2051	9,926,009	9,406,117
4.50%, 09/01/2040 - 09/01/2049	1,820,937	1,773,473
5.00%, 06/01/2033 - 07/01/2052	4,389,602	4,295,674
5.50%, 07/01/2025 - 01/01/2059	5,874,341	5,912,173
6.00%, 07/01/2027 - 01/01/2053	6,079,879	6,150,308
6.50%, 10/01/2053	3,051,974	3,119,287
7.00%, 11/01/2037	9,154	9,246
Federal National Mortgage Association REMICS
2.50%, 09/25/2048	4,397,817	3,835,149
5.00%, 10/25/2025	2,958	2,931
5.00%, 01/25/2046	1,400,000	1,378,180
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.42%, 1.10% (A), 01/25/2041	113,277	14,027

Transamerica Series Trust	Page 10

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month SOFR Average + 6.49%, 1.17% (A), 08/25/2035 - 06/25/2036	$ 104,211	$ 8,961
(1.00) * 1-Month SOFR Average + 6.59%, 1.27% (A), 03/25/2036	111,763	9,757
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2034 - 12/25/2043	427,602	322,103
Federal National Mortgage Association, Interest Only STRIPS
1.92% (A), 11/25/2033	2,949,603	233,856
1.95% (A), 07/25/2030	2,438,752	171,144
1.98% (A), 11/25/2028	1,788,518	105,615
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	7,132	6,324
FREMF Mortgage Trust
3.54% (A), 04/25/2028 (B)	1,441,000	1,311,478
3.58% (A), 11/25/2049 (B)	491,000	468,761
3.72% (A), 01/25/2048 (B)	1,000,000	977,605
3.83% (A), 11/25/2047 (B)	1,000,000	982,006
3.95% (A), 06/25/2049 (B)	1,608,000	1,555,243
4.05% (A), 11/25/2047 (B)	455,000	448,775
Government National Mortgage Association
2.50%, 06/20/2050 - 09/20/2051	6,667,380	5,693,233
3.00%, 08/20/2051 - 01/20/2052	20,590,409	18,177,090
3.50%, 11/20/2049 - 03/20/2051	1,406,671	1,289,997
4.25%, 12/20/2044	397,833	385,865
4.50%, 05/20/2048 - 08/20/2052	11,046,880	10,628,825
5.00%, 08/20/2052 - 09/20/2052	3,460,748	3,406,422
5.50%, 11/20/2052 - 01/20/2053	10,040,878	10,041,178
6.00%, 11/20/2052 - 07/20/2053	4,196,616	4,237,924
Government National Mortgage Association REMICS
1.65%, 01/20/2063 - 04/20/2063	6,197	5,725
4.00% (A), 11/16/2042	66,535	62,699
(3.50) * 1-Month Term SOFR + 22.87%, 4.22% (A), 04/20/2037	15,537	16,602
5.00%, 04/20/2041	285,753	267,149
5.14% (A), 07/20/2060	361	359
1-Month Term SOFR + 0.56%, 5.50% (A), 03/20/2060 - 05/20/2062	3,472	3,419
1-Month Term SOFR + 0.66%, 5.99% (A), 04/20/2062 - 07/20/2062	896	889
1-Month Term SOFR + 0.76%, 6.09% (A), 05/20/2061	1,006	999
1-Month Term SOFR + 1.11%, 6.44% (A), 12/20/2066	211,211	211,232
Government National Mortgage Association REMICS, Interest Only STRIPS
0.44% (A), 06/20/2067	1,418,522	47,798
(1.00) * 1-Month Term SOFR + 6.49%, 1.16% (A), 05/20/2041	34,488	1,804
7.50%, 04/20/2031	421	26
Government National Mortgage
Association REMICS, Principal Only STRIPS
Zero Coupon, 01/20/2038	5,024	4,491
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.83% (A), 08/25/2038 (B)	161,470	2,605
1.67% (A), 03/25/2039 (B)	155,145	4,517
2.97% (A), 04/25/2040 (B)	54,761	2,548

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 04/15/2030	$ 400,000	$ 303,018
Tennessee Valley Authority
4.25%, 09/15/2065 (E)	264,000	231,756
4.63%, 09/15/2060	155,000	147,120
5.88%, 04/01/2036	874,000	974,432
Tennessee Valley Authority, Interest Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	826,489

Total U.S. Government Agency Obligations (Cost $243,198,590)		231,449,356

U.S. GOVERNMENT OBLIGATIONS - 14.7%
U.S. Treasury - 14.7%
U.S. Treasury Bonds
1.13%, 05/15/2040	300	188
1.75%, 08/15/2041	1,255,000	848,400
1.88%, 02/15/2051 - 11/15/2051	2,866,200	1,729,412
2.00%, 08/15/2051	28,000	17,384
2.25%, 02/15/2052	1,688,600	1,112,959
2.38%, 05/15/2051	2,268,500	1,543,112
2.88%, 05/15/2043 - 05/15/2052	2,165,000	1,687,906
3.00%, 08/15/2052	776,500	604,305
3.13%, 02/15/2043	2,500,000	2,074,316
3.63%, 05/15/2053	45,100	39,699
3.75%, 08/15/2041	2,100,000	1,936,020
3.88%, 08/15/2040 - 05/15/2043	2,935,000	2,738,622
4.00%, 11/15/2052	862,300	812,212
4.25%, 02/15/2054	11,469,000	11,300,549
4.38%, 05/15/2040	250,000	251,699
4.63%, 02/15/2040	270,000	280,157
U.S. Treasury Bonds, Principal Only STRIPS
02/15/2025 - 02/15/2035	3,858,000	3,537,851
11/15/2040 (E)	2,494,000	1,164,672
U.S. Treasury Notes
0.38%, 01/31/2026	130,000	120,209
0.75%, 04/30/2026	330,000	304,953
1.13%, 10/31/2026 (I)	40,950,000	37,622,812
1.25%, 04/30/2028 - 06/30/2028	3,835,000	3,389,671
1.38%, 10/31/2028	34,110,000	30,064,767
1.50%, 11/30/2028	3,760,000	3,327,600
1.63%, 02/15/2026 - 08/15/2029	949,400	882,040
1.75%, 12/31/2026	130,000	121,032
2.00%, 11/15/2026	245,000	230,080
2.25%, 11/15/2025 - 02/15/2027	237,000	224,179
2.50%, 02/28/2026 - 03/31/2027	2,441,000	2,314,034
2.63%, 05/31/2027	26,587,000	25,204,684
2.88%, 05/15/2028	355,000	336,113
4.00%, 02/15/2034	253,700	249,736
4.13%, 01/31/2025 (I)	11,008,700	10,919,111
4.13%, 09/30/2027	2,480,000	2,461,787

		149,452,271

U.S. Treasury Inflation-Protected Securities - 0.0% (C)
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	71,775	73,798

Total U.S. Government Obligations (Cost $163,321,623)		149,526,069

Transamerica Series Trust	Page 11

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 31.8%
Australia - 0.2%
BHP Group Ltd.	48,888	$ 1,410,348
Goodman Group, REIT	23,955	527,783
Rio Tinto Ltd.	4,509	357,766

		2,295,897

Austria - 0.1%
Erste Group Bank AG	10,970	488,785

Belgium - 0.1%
KBC Group NV	11,954	895,280

Bermuda - 0.0% (C)
Arch Capital Group Ltd. (J)	2,461	227,495

Canada - 0.1%
Fairfax Financial Holdings Ltd.	175	188,832
Lululemon Athletica, Inc. (J)	760	296,894

		485,726

Denmark - 0.5%
Carlsberg AS, Class B	6,721	920,408
Novo Nordisk AS, Class B	34,744	4,456,729

		5,377,137

Finland - 0.0% (C)
Nordea Bank Abp (E)	11,986	133,476

France - 2.1%
Air Liquide SA	5,663	1,178,161
Airbus SE	4,722	869,704
Capgemini SE	2,759	634,897
Cie Generale des Etablissements Michelin SCA	18,696	716,445
Dassault Systemes SE	30,845	1,365,693
Engie SA	39,737	664,918
L’Oreal SA	1,725	816,335
Legrand SA	21,959	2,326,877
LVMH Moet Hennessy Louis Vuitton SE	5,736	5,159,172
Pernod Ricard SA	3,854	623,475
Safran SA	8,476	1,920,767
Sanofi SA	6,822	669,458
Societe Generale SA	17,592	470,872
TotalEnergies SE	15,323	1,049,236
Vinci SA	25,518	3,269,474

		21,735,484

Germany - 0.7%
Allianz SE	4,295	1,287,231
Deutsche Boerse AG	4,681	957,751
Deutsche Post AG	10,869	468,044
Infineon Technologies AG	18,650	634,099
Muenchener Rueckversicherungs-Gesellschaft AG	6,092	2,972,675
SAP SE	2,562	498,794

		6,818,594

Hong Kong - 0.2%
AIA Group Ltd.	163,600	1,098,415
Hong Kong Exchanges & Clearing Ltd.	22,100	643,215
Techtronic Industries Co. Ltd.	37,000	501,565

		2,243,195

	Shares	Value
COMMON STOCKS (continued)
India - 0.1%
HDFC Bank Ltd., ADR	9,017	$ 504,682

Ireland - 0.1%
Medtronic PLC	3,261	284,196
Trane Technologies PLC	3,067	920,714

		1,204,910

Italy - 0.1%
UniCredit SpA	35,181	1,335,068

Japan - 1.8%
Ajinomoto Co., Inc.	8,900	331,119
Bridgestone Corp.	15,700	693,940
Daikin Industries Ltd.	5,100	694,352
Hitachi Ltd.	13,500	1,226,665
Hoya Corp.	8,300	1,032,703
Japan Exchange Group, Inc.	16,500	445,254
Keyence Corp.	2,600	1,203,818
Mitsubishi UFJ Financial Group, Inc.	71,500	725,013
Mitsui Fudosan Co. Ltd.	81,300	871,915
Nippon Telegraph & Telephone Corp.	925,000	1,099,881
Recruit Holdings Co. Ltd.	17,600	770,712
Shimano, Inc.	4,500	671,968
Shin-Etsu Chemical Co. Ltd.	70,000	3,054,697
SMC Corp.	971	544,832
Sony Group Corp.	12,900	1,101,843
Terumo Corp.	53,200	969,781
Tokio Marine Holdings, Inc.	60,400	1,885,256
Tokyo Electron Ltd.	3,300	855,846

		18,179,595

Macau - 0.0% (C)
Sands China Ltd. (J)	122,800	345,953

Mexico - 0.1%
Wal-Mart de Mexico SAB de CV	111,505	450,246

Netherlands - 0.6%
ASML Holding NV	4,050	3,898,327
Koninklijke KPN NV	232,300	868,638
NXP Semiconductors NV	1,674	414,767
Stellantis NV	28,063	797,615

		5,979,347

Republic of Korea - 0.3%
Samsung Electronics Co. Ltd., GDR (K)	605	899,635
Samsung Electronics Co. Ltd.	20,940	1,256,789
SK Hynix, Inc.	6,858	907,777

		3,064,201

Singapore - 0.2%
DBS Group Holdings Ltd.	76,800	2,049,327

Spain - 0.1%
Industria de Diseno Textil SA	23,907	1,203,716

Sweden - 0.3%
Atlas Copco AB, A Shares	47,625	804,428
Sandvik AB	28,055	623,008
Svenska Handelsbanken AB, A Shares (E)	54,511	551,272
Volvo AB, B Shares (E)	43,755	1,185,849

		3,164,557

Switzerland - 0.8%
Chubb Ltd.	1,677	434,561

Transamerica Series Trust	Page 12

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Cie Financiere Richemont SA, Class A	5,929	$ 903,961
Garmin Ltd.	2,357	350,887
Nestle SA	41,035	4,356,713
UBS Group AG	41,383	1,272,899
Zurich Insurance Group AG	861	464,273

		7,783,294

Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	32,000	768,916
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,230	3,160,441

		3,929,357

United Kingdom - 1.8%
3i Group PLC	37,875	1,342,812
AstraZeneca PLC	19,440	2,619,975
BP PLC	188,105	1,176,875
Diageo PLC	43,012	1,588,183
Ferguson PLC	2,845	622,109
InterContinental Hotels Group PLC	9,296	967,029
Lloyds Banking Group PLC	1,542,514	1,007,707
London Stock Exchange Group PLC	7,723	925,046
Next PLC	5,993	698,314
RELX PLC	22,488	971,842
RELX PLC	27,279	1,181,612
Rio Tinto PLC	5,612	355,363
Shell PLC	99,514	3,297,041
SSE PLC	60,910	1,268,480
TechnipFMC PLC	26,672	669,734

		18,692,122

United States - 21.1%
AbbVie, Inc.	15,615	2,843,491
Advanced Micro Devices, Inc. (J)	8,620	1,555,824
Air Lease Corp.	4,408	226,748
Albertsons Cos., Inc., Class A	15,151	324,837
Align Technology, Inc. (J)	688	225,609
Alnylam Pharmaceuticals, Inc. (J)	1,323	197,722
Alphabet, Inc., Class C (J)	16,157	2,460,065
Amazon.com, Inc. (J)	62,578	11,287,820
American Express Co.	2,603	592,677
American Homes 4 Rent, Class A, REIT	11,703	430,436
AMETEK, Inc.	3,302	603,936
Analog Devices, Inc.	11,637	2,301,682
Apple Hospitality, Inc., REIT	14,825	242,833
Apple, Inc.	50,714	8,696,437
Arista Networks, Inc. (J)	1,411	409,162
AutoZone, Inc. (J)	474	1,493,882
Axalta Coating Systems Ltd. (J)	11,271	387,610
Bank of America Corp.	81,794	3,101,628
Bath & Body Works, Inc.	8,208	410,564
Berkshire Hathaway, Inc., Class B (J)	4,980	2,094,190
Best Buy Co., Inc.	3,302	270,863
Blackstone, Inc.	5,935	779,681
Booking Holdings, Inc.	269	975,900
Booz Allen Hamilton Holding Corp.	3,195	474,266
Boston Scientific Corp. (J)	8,034	550,249
Bristol-Myers Squibb Co.	14,349	778,146
Brixmor Property Group, Inc., REIT	18,026	422,710
Broadcom, Inc.	1,240	1,643,508
Cadence Design Systems, Inc. (J)	1,217	378,828
Capital One Financial Corp.	10,371	1,544,138
Carlisle Cos., Inc.	1,399	548,198
Carter’s, Inc.	4,148	351,253
CBRE Group, Inc., Class A (J)	3,090	300,472

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
CDW Corp.	992	$ 253,734
Cencora, Inc.	3,372	819,362
Charles Schwab Corp.	14,284	1,033,305
Chevron Corp.	15,953	2,516,426
Cigna Group	1,178	427,838
Cisco Systems, Inc.	4,967	247,903
Citizens Financial Group, Inc.	11,982	434,827
CME Group, Inc.	17,879	3,849,170
CNA Financial Corp.	6,359	288,826
Coca-Cola Co.	34,550	2,113,769
Columbia Sportswear Co.	1,908	154,891
Confluent, Inc., Class A (J)	10,915	333,126
ConocoPhillips	14,898	1,896,217
Constellation Brands, Inc., Class A	1,152	313,068
Cooper Cos., Inc.	3,852	390,824
Copart, Inc. (J)	11,417	661,273
Corpay, Inc. (J)	761	234,799
Coterra Energy, Inc.	9,937	277,044
Crowdstrike Holdings, Inc., Class A (J)	1,694	543,079
CVS Health Corp.	4,968	396,248
Deere & Co.	5,734	2,355,183
Dick’s Sporting Goods, Inc.	2,017	453,543
Digital Realty Trust, Inc., REIT	3,000	432,120
Dominion Energy, Inc.	10,633	523,037
DoorDash, Inc., Class A (J)	3,763	518,240
Dover Corp.	3,342	592,169
Dow, Inc.	13,940	807,544
EastGroup Properties, Inc., REIT	663	119,188
Eaton Corp. PLC	1,009	315,494
Edison International	4,564	322,812
elf Beauty, Inc. (J)	1,554	304,631
Eli Lilly & Co.	2,027	1,576,925
Energizer Holdings, Inc.	8,004	235,638
Entegris, Inc.	4,219	592,938
Entergy Corp.	1,697	179,339
EOG Resources, Inc.	16,878	2,157,684
Exact Sciences Corp. (J)	5,865	405,037
Expedia Group, Inc. (J)	2,492	343,273
Exxon Mobil Corp.	21,624	2,513,574
Federal Realty Investment Trust, REIT	3,800	388,056
FedEx Corp.	2,217	642,354
Fidelity National Information Services, Inc.	7,352	545,371
Fifth Third Bancorp	4,224	157,175
First Citizens BancShares, Inc., Class A	361	590,235
Fiserv, Inc. (J)	3,869	618,344
Fortune Brands Innovations, Inc.	5,999	507,935
General Dynamics Corp.	1,953	551,703
Graphic Packaging Holding Co.	13,402	391,070
HCA Healthcare, Inc.	2,205	735,434
Henry Schein, Inc. (J)	6,367	480,836
Hilton Worldwide Holdings, Inc.	11,067	2,360,702
Home Depot, Inc.	829	318,004
Honeywell International, Inc.	10,634	2,182,628
Hubbell, Inc.	1,035	429,577
HubSpot, Inc. (J)	779	488,090
IAC, Inc. (J)	7,770	414,452
Ingersoll Rand, Inc.	6,463	613,662
Interactive Brokers Group, Inc., Class A	3,834	428,296
International Business Machines Corp.	1,911	364,925
Intuit, Inc.	1,595	1,036,750
Intuitive Surgical, Inc. (J)	1,844	735,922
ITT, Inc.	3,510	477,465
Jabil, Inc.	1,956	262,006
JB Hunt Transport Services, Inc.	2,161	430,579
Johnson & Johnson	13,812	2,184,920
Kenvue, Inc.	15,742	337,823
Keurig Dr. Pepper, Inc.	21,153	648,762

Transamerica Series Trust	Page 13

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Kimco Realty Corp., REIT	23,113	$ 453,246
Kinder Morgan, Inc.	34,708	636,545
KKR & Co., Inc.	3,116	313,407
Kraft Heinz Co.	13,352	492,689
Laboratory Corp. of America Holdings	2,060	450,028
Lam Research Corp.	892	866,640
Lamar Advertising Co., Class A, REIT	3,876	462,833
Liberty Broadband Corp., Class C (J)	3,490	199,733
Liberty Media Corp. - Liberty Live, Class C (J)	4,734	207,444
Liberty Media Corp. - Liberty SiriusXM, Class C (J)	16,636	494,256
Loews Corp.	14,527	1,137,319
Lowe’s Cos., Inc.	4,425	1,127,180
M&T Bank Corp.	8,312	1,208,897
Martin Marietta Materials, Inc.	1,187	728,747
Mastercard, Inc., Class A	13,380	6,443,407
McDonald’s Corp.	8,026	2,262,931
McKesson Corp.	660	354,321
Merck & Co., Inc.	3,669	484,125
Meta Platforms, Inc., Class A	15,146	7,354,595
Mettler-Toledo International, Inc. (J)	122	162,417
MGIC Investment Corp.	19,944	445,948
Microsoft Corp.	37,792	15,899,850
Mid-America Apartment Communities, Inc., REIT	4,978	655,005
Middleby Corp. (J)	1,388	223,177
Mohawk Industries, Inc. (J)	4,455	583,115
Mondelez International, Inc., Class A	11,017	771,190
MongoDB, Inc. (J)	741	265,752
Moody’s Corp.	1,527	600,157
Morgan Stanley	12,292	1,157,415
Murphy USA, Inc.	746	312,723
Natera, Inc. (J)	4,955	453,184
Netflix, Inc. (J)	1,341	814,430
Newell Brands, Inc.	23,080	185,332
Nexstar Media Group, Inc.	1,871	322,355
NextEra Energy, Inc.	26,257	1,678,085
Northern Trust Corp.	5,481	487,371
Northrop Grumman Corp.	587	280,973
NVIDIA Corp.	12,180	11,005,361
O’Reilly Automotive, Inc. (J)	702	792,474
Oracle Corp.	3,747	470,661
Packaging Corp. of America	3,349	635,573
Palo Alto Networks, Inc. (J)	2,409	684,469
PG&E Corp.	26,820	449,503
Philip Morris International, Inc.	5,102	467,445
Phillips 66	4,755	776,682
PNC Financial Services Group, Inc.	4,084	659,974
Pool Corp.	531	214,258
Post Holdings, Inc. (J)	4,753	505,149
Procter & Gamble Co.	4,218	684,370
Progressive Corp.	13,998	2,895,066
Prologis, Inc., REIT	18,935	2,465,716
Public Service Enterprise Group, Inc.	21,161	1,413,132
Public Storage, REIT	2,498	724,570
Quanta Services, Inc.	2,718	706,136
Quest Diagnostics, Inc.	1,212	161,329
Ralph Lauren Corp.	1,165	218,740
Rayonier, Inc., REIT	8,116	269,776
Regency Centers Corp., REIT	6,905	418,167
Regeneron Pharmaceuticals, Inc. (J)	3,858	3,713,286
Regions Financial Corp.	26,734	562,483
Ross Stores, Inc.	7,932	1,164,100
Royalty Pharma PLC, Class A	8,148	247,455
RTX Corp.	6,183	603,028
Saia, Inc. (J)	552	322,920

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Salesforce, Inc.	6,246	$ 1,881,170
Silgan Holdings, Inc.	4,514	219,200
Snowflake, Inc., Class A (J)	2,165	349,864
Southern Co.	18,093	1,297,992
State Street Corp.	7,512	580,828
Stryker Corp.	2,354	842,426
Synopsys, Inc. (J)	800	457,200
T-Mobile US, Inc.	1,718	280,412
Take-Two Interactive Software, Inc. (J)	3,505	520,457
TD SYNNEX Corp.	3,853	435,774
Tesla, Inc. (J)	3,507	616,496
Texas Instruments, Inc.	3,564	620,884
Texas Roadhouse, Inc.	1,652	255,184
Thermo Fisher Scientific, Inc.	1,027	596,903
Timken Co.	3,310	289,393
TJX Cos., Inc.	15,120	1,533,470
Trade Desk, Inc., Class A (J)	5,751	502,752
Travelers Cos., Inc.	4,106	944,955
Uber Technologies, Inc. (J)	38,045	2,929,085
Union Pacific Corp.	2,224	546,948
United Parcel Service, Inc., Class B	1,412	209,866
UnitedHealth Group, Inc.	10,979	5,431,311
Verizon Communications, Inc.	8,249	346,128
Vertex Pharmaceuticals, Inc. (J)	527	220,291
Vulcan Materials Co.	551	150,379
W.R. Berkley Corp.	3,787	334,922
Wells Fargo & Co.	43,190	2,503,292
Welltower, Inc., REIT	1,354	126,518
Westrock Co.	6,841	338,287
Weyerhaeuser Co., REIT	21,708	779,534
Williams Cos., Inc.	17,548	683,846
Workday, Inc., Class A (J)	1,741	474,858
Xcel Energy, Inc.	5,054	271,652
Yum! Brands, Inc.	14,569	2,019,992
Zimmer Biomet Holdings, Inc.	2,881	380,234

		214,343,687

Total Common Stocks (Cost $267,524,911)		322,931,131

INVESTMENT COMPANY - 4.5%
United States - 4.5%
JPMorgan High Yield Fund	7,154,145	46,001,155

Total Investment Company (Cost $45,982,329)		46,001,155

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bills
5.28% (L), 06/13/2024 (I)	$ 247,667	245,048
5.34% (L), 06/13/2024	247,667	245,047
5.40% (L), 06/13/2024	247,667	245,047
5.49% (L), 07/11/2024 (I)	903,000	889,966

Total Short-Term U.S. Government Obligations (Cost $1,625,119)		1,625,108

Transamerica Series Trust	Page 14

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (L)	4,417,335	$ 4,417,335

Total Other Investment Company (Cost $4,417,335)		4,417,335

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 2.50% (L), dated 03/28/2024, to be repurchased at $28,143,075 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $28,698,068.	$ 28,135,260	28,135,260

Total Repurchase Agreement (Cost $28,135,260)		28,135,260

Total Investments (Cost $995,243,003)		1,015,323,448
Net Other Assets (Liabilities) - (0.0)% (C)		(414,829)

Net Assets - 100.0%		$ 1,014,908,619

Transamerica Series Trust	Page 15

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	99	06/28/2024	$20,263,378	$20,243,953	$—	$(19,425)
10-Year U.S. Treasury Notes	1,266	06/18/2024	139,501,514	140,268,844	767,330	—
30-Year U.S. Treasury Bonds	128	06/18/2024	15,192,812	15,416,000	223,188	—
AUD Currency	154	06/17/2024	10,192,053	10,060,820	—	(131,233)
E-Mini Russell 1000® Index	55	06/21/2024	9,365,792	9,449,000	83,208	—
JPY Currency	237	06/17/2024	20,348,522	19,805,794	—	(542,728)
MSCI Emerging Markets Index	197	06/21/2024	10,342,106	10,332,650	—	(9,456)
TOPIX Index	167	06/13/2024	30,209,739	30,558,198	348,459	—
U.S. Treasury Ultra Bonds	54	06/18/2024	6,817,425	6,966,000	148,575	—

Total					$1,570,760	$(702,842)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(310)	06/28/2024	$(33,082,871)	$(33,174,844)	$—	$(91,973)
10-Year U.S. Treasury Ultra Notes	(112)	06/18/2024	(12,791,595)	(12,836,250)	—	(44,655)
CAD Currency	(206)	06/18/2024	(15,289,958)	(15,231,640)	58,318	—
CHF Currency	(107)	06/17/2024	(15,380,512)	(14,955,925)	424,587	—
EUR Currency	(37)	06/17/2024	(5,038,174)	(5,004,944)	33,230	—
MSCI EAFE Index	(277)	06/21/2024	(32,754,676)	(32,645,835)	108,841	—
S&P 500® E-Mini Index	(141)	06/21/2024	(36,837,390)	(37,424,925)	—	(587,535)
S&P/ASX 200 Index	(87)	06/20/2024	(10,971,521)	(11,269,261)	—	(297,740)

Total					$624,976	$(1,021,903)

Total Futures Contracts					$2,195,736	$(1,724,745)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	22.8%	$231,449,356
U.S. Government Obligations	14.7	149,526,069
Banks	8.1	82,033,823
U.S. Fixed Income Funds	4.5	46,001,155
Oil, Gas & Consumable Fuels	3.5	35,532,070
Semiconductors & Semiconductor Equipment	3.4	34,345,201
Electric Utilities	2.9	29,789,326
Software	2.8	28,635,673
Pharmaceuticals	2.0	20,477,549
Health Care Providers & Services	1.9	18,911,253
Insurance	1.8	18,434,452
Financial Services	1.6	16,023,557
Capital Markets	1.5	14,816,607
Hotels, Restaurants & Leisure	1.4	14,024,829
Broadline Retail	1.2	11,986,134
Biotechnology	1.2	11,771,344
Technology Hardware, Storage & Peripherals	1.1	11,262,765
Interactive Media & Services	1.0	10,584,704
Machinery	0.9	9,174,252
Specialty Retail	0.9	9,080,519
Beverages	0.9	8,924,186
Food Products	0.9	8,825,422
Aerospace & Defense	0.8	8,416,897
Health Care Equipment & Supplies	0.8	8,194,119
Chemicals	0.8	7,761,673
Diversified Telecommunication Services	0.7	7,121,440
Textiles, Apparel & Luxury Goods	0.7	7,084,911
Ground Transportation	0.7	6,761,233

Transamerica Series Trust	Page 16

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Tobacco	0.6%		$6,468,797
Metals & Mining	0.6		6,293,711
Media	0.6		6,232,813
Specialized REITs	0.6		5,848,871
Automobiles	0.5		5,544,704
Construction & Engineering	0.5		4,878,353
Professional Services	0.4		4,541,070
Asset-Backed Securities	0.4		4,416,106
Electrical Equipment	0.4		3,675,884
Electronic Equipment, Instruments & Components	0.4		3,551,773
Building Products	0.3		3,460,412
Industrial Conglomerates	0.3		3,409,293
Industrial REITs	0.3		3,400,698
Containers & Packaging	0.3		3,304,452
Foreign Government Obligations	0.3		3,236,298
Wireless Telecommunication Services	0.3		3,034,126
Retail REITs	0.3		2,870,185
IT Services	0.3		2,852,619
Multi-Utilities	0.3		2,601,087
Household Durables	0.2		2,221,177
Consumer Finance	0.2		2,136,815
Mortgage-Backed Securities	0.2		2,011,884
Entertainment	0.2		2,010,127
Residential REITs	0.2		2,005,316
Consumer Staples Distribution & Retail	0.2		1,986,929
Passenger Airlines	0.2		1,980,337
Gas Utilities	0.2		1,777,832
Commercial Services & Supplies	0.2		1,594,959
Personal Care Products	0.1		1,500,407
Automobile Components	0.1		1,410,385
Air Freight & Logistics	0.1		1,320,264
Diversified Consumer Services	0.1		1,307,937
Real Estate Management & Development	0.1		1,172,387
Health Care REITs	0.1		1,056,285
Diversified REITs	0.1		934,401
Internet & Catalog Retail	0.1		923,103
Household Products	0.1		920,008
Construction Materials	0.1		879,126
Trading Companies & Distributors	0.1		848,857
Life Sciences Tools & Services	0.1		759,320
Leisure Products	0.1		671,968
Energy Equipment & Services	0.1		669,734
Communications Equipment	0.1		657,065
Transportation Infrastructure	0.1		601,825
Office REITs	0.0	(C)	426,049
Water Utilities	0.0	(C)	332,386
Hotel & Resort REITs	0.0	(C)	242,833
Distributors	0.0	(C)	214,258

Investments	96.6		981,145,745
Short-Term Investments	3.4		34,177,703

Total Investments	100.0%		$1,015,323,448

Transamerica Series Trust	Page 17

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$4,416,106	$—	$4,416,106
Corporate Debt Securities	—	221,573,746	—	221,573,746
Foreign Government Obligations	—	3,236,298	—	3,236,298
Mortgage-Backed Securities	—	2,011,884	—	2,011,884
U.S. Government Agency Obligations	—	231,449,356	—	231,449,356
U.S. Government Obligations	—	149,526,069	—	149,526,069
Common Stocks	223,146,771	99,784,360	—	322,931,131
Investment Company	46,001,155	—	—	46,001,155
Short-Term U.S. Government Obligations	—	1,625,108	—	1,625,108
Other Investment Company	4,417,335	—	—	4,417,335
Repurchase Agreement	—	28,135,260	—	28,135,260

Total Investments	$273,565,261	$741,758,187	$—	$1,015,323,448

Other Financial Instruments
Futures Contracts (N)	$2,195,736	$—	$—	$2,195,736

Total Other Financial Instruments	$2,195,736	$—	$—	$2,195,736

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(1,724,745)	$—	$—	$(1,724,745)

Total Other Financial Instruments	$(1,724,745)	$—	$—	$(1,724,745)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $70,084,534, representing 6.9% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,155,692, collateralized by cash collateral of $4,417,335 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,924,215. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2024, the value of the security is $11,296, representing less than 0.1% of the Portfolio’s net assets.
(H)	Rounds to less than $1 or $(1).
(I)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $10,158,558.
(J)	Non-income producing securities.
(K)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2024, the value of the Regulation S security is $899,635, representing 0.1% of the Portfolio’s net assets.
(L)	Rates disclosed reflect the yields at March 31, 2024.

Transamerica Series Trust	Page 18

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(N)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index

Transamerica Series Trust	Page 19

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 20

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 21